Condensed Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Non-current assets:
Property and equipment, net of accumulated depreciation and amortization	$ 319,462	$ 805,421
Current liabilities:
Convertible notes payable, net of discounts	56,590	$ 88,449
Long-term liabilities
Convertible note payable, net of discount	$ 125,413
Stockholders' deficit
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000	250,000,000
Common stock, shares issued	116,506,895	103,164,460	29,824,187
Common stock, shares outstanding	116,506,895	103,164,460	29,824,187
Preferred Stock Series A [Member]
Stockholders' deficit
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	500,000	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000	500,000
Preferred Stock Series B [Member]
Stockholders' deficit
Preferred stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	430,000	430,000	300,000
Preferred stock, shares outstanding	430,000	430,000	300,000